Segmented Information - Segmented Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Holding company cash and investments	$ 2,502.7	$ 1,781.6
Insurance contract receivables	780.4	926.1
Portfolio investments	65,220.4	63,422.1
Reinsurance contract assets held	10,682.6	10,887.7
Deferred income tax assets	325.0	301.1
Goodwill and intangible assets	8,278.2	6,376.3	$ 5,689.0
Other assets	8,988.0	8,290.2
Total assets	96,777.3	91,985.1
Liabilities
Accounts payable and accrued liabilities	6,078.3	5,487.2
Derivative obligations	356.9	444.9
Deferred income tax liabilities	1,714.0	1,250.3
Insurance Contract Payables	923.0	1,206.9
Insurance contract liabilities	47,602.2	46,171.4
Borrowings	11,753.7	9,723.5	8,624.9
Total liabilities	68,428.1	64,284.2
Equity
Shareholders' equity attributable to shareholders of Fairfax	24,068.0	22,950.5
Non-controlling interests	4,281.2	4,750.4
Total equity	28,349.2	27,700.9	23,018.7
Total liabilities and total equity	96,777.3	91,985.1
Holding company and insurance and reinsurance companies
Liabilities
Borrowings	8,858.2	7,824.5
Non-insurance companies
Liabilities
Borrowings	2,895.5	1,899.0	$ 2,003.9
Non-insurance companies
Equity
Non-controlling interests	1,541.0	1,634.6
Operating segments | Property and Casualty Insurance and Reinsurance
Assets
Holding company cash and investments	391.9	270.9
Insurance contract receivables	763.6	915.3
Portfolio investments	61,369.4	58,180.0
Reinsurance contract assets held	11,203.0	11,373.4
Deferred income tax assets	229.3	211.3
Goodwill and intangible assets	4,083.3	4,245.7
Due from affiliates	242.0	250.8
Other assets	1,858.8	2,059.8
Investments in affiliates	479.5	181.0
Total assets	80,620.8	77,688.2
Liabilities
Accounts payable and accrued liabilities	2,054.3	2,083.7
Derivative obligations	265.5	351.4
Deferred income tax liabilities	958.1	866.0
Insurance Contract Payables	309.2	553.5
Insurance contract liabilities	44,261.7	42,649.9
Due to affiliates	24.2	49.7
Total liabilities	48,848.8	47,449.8
Equity
Shareholders' equity attributable to shareholders of Fairfax	29,036.2	27,134.9
Non-controlling interests	2,735.8	3,103.5
Total equity	31,772.0	30,238.4
Total liabilities and total equity	80,620.8	77,688.2
Operating segments | Property and Casualty Insurance and Reinsurance | Holding company and insurance and reinsurance companies
Liabilities
Borrowings	975.8	895.6
Operating segments | Life insurance and Run-off
Assets
Insurance contract receivables	16.8	10.8
Portfolio investments	4,090.6	4,318.0
Reinsurance contract assets held	413.7	454.3
Deferred income tax assets	0.9	1.3
Goodwill and intangible assets	12.8	8.4
Due from affiliates	347.4	338.8
Other assets	1,585.2	1,394.8
Investments in affiliates	22.0	15.5
Total assets	6,489.4	6,541.9
Liabilities
Accounts payable and accrued liabilities	346.3	257.6
Derivative obligations	8.1
Deferred income tax liabilities	64.4	69.6
Insurance Contract Payables	613.8	653.4
Insurance contract liabilities	4,280.2	4,466.7
Due to affiliates		0.8
Total liabilities	5,312.8	5,448.1
Equity
Shareholders' equity attributable to shareholders of Fairfax	1,172.2	1,081.5
Non-controlling interests	4.4	12.3
Total equity	1,176.6	1,093.8
Total liabilities and total equity	6,489.4	6,541.9
Operating segments | Non-insurance companies
Assets
Portfolio investments	2,291.9	2,496.5
Deferred income tax assets	88.6	54.1
Goodwill and intangible assets	4,181.7	2,121.6
Due from affiliates	1.4
Other assets	5,203.8	4,377.4
Total assets	11,767.4	9,049.6
Liabilities
Accounts payable and accrued liabilities	3,170.4	2,625.6
Derivative obligations	82.7	61.0
Deferred income tax liabilities	514.3	274.2
Due to affiliates	71.2	159.9
Total liabilities	6,727.5	5,012.5
Equity
Shareholders' equity attributable to shareholders of Fairfax	3,498.9	2,402.5
Non-controlling interests	1,541.0	1,634.6
Total equity	5,039.9	4,037.1
Total liabilities and total equity	11,767.4	9,049.6
Operating segments | Non-insurance companies | Non-insurance companies
Liabilities
Borrowings	2,888.9	1,891.8
Corporate and eliminations
Assets
Holding company cash and investments	2,110.8	1,510.7
Portfolio investments	(2,531.5)	(1,572.4)
Reinsurance contract assets held	(934.1)	(940.0)
Deferred income tax assets	6.2	34.4
Goodwill and intangible assets	0.4	0.6
Due from affiliates	(590.8)	(589.6)
Other assets	340.2	458.2
Investments in affiliates	(501.5)	(196.5)
Total assets	(2,100.3)	(1,294.6)
Liabilities
Accounts payable and accrued liabilities	507.3	520.3
Derivative obligations	0.6	32.5
Deferred income tax liabilities	177.2	40.5
Insurance contract liabilities	(939.7)	(945.2)
Due to affiliates	(95.4)	(210.4)
Total liabilities	7,539.0	6,373.8
Equity
Shareholders' equity attributable to shareholders of Fairfax	(9,639.3)	(7,668.4)
Total equity	(9,639.3)	(7,668.4)
Total liabilities and total equity	(2,100.3)	(1,294.6)
Corporate and eliminations | Holding company and insurance and reinsurance companies
Liabilities
Borrowings	7,882.4	6,928.9
Corporate and eliminations | Non-insurance companies
Liabilities
Borrowings	$ 6.6	$ 7.2